VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 8.1%
Allkem Ltd. # *	43,148	$365,475
IGO Ltd. #	39,735	416,830
Iluka Resources Ltd. #	20,310	171,438
Lynas Rare Earths Ltd. # *	53,527	428,252
OZ Minerals Ltd. #	22,378	447,863
Pilbara Minerals Ltd. # *	183,362	434,732
		2,264,590
Canada: 7.8%
Hudbay Minerals, Inc. (USD)	12,931	101,508
Ivanhoe Mines Ltd. *	34,052	317,879
Lithium Americas Corp. (USD) *	8,154	313,847
Teck Resources Ltd. (USD)	35,678	1,441,034
		2,174,268
Chile: 1.7%
Lundin Mining Corp. (CAD)	45,320	459,713
China: 27.3%
Beijing Easpring Material Technology Co. Ltd. #	22,400	263,169
Chengxin Lithium Group Co. Ltd. # *	54,600	432,527
China Minmetals Rare Earth Co. Ltd. #	44,800	204,361
China Molybdenum Co. Ltd. #	537,400	437,345
China Northern Rare Earth Group High-Tech Co. Ltd. #	154,668	935,547
Ganfeng Lithium Co. Ltd. #	77,800	1,526,232
GEM Co. Ltd. #	331,000	433,833
Inner Mongolia Xingye Mining Co. Ltd. *	75,400	89,676
Jiangxi Copper Co. Ltd. #	41,003	123,331
Nanjing Hanrui Cobalt Co. Ltd. #	16,300	161,656
Ningbo Shanshan Co. Ltd. #	83,100	363,233
Shenghe Resources Holding Co. Ltd. #	98,800	261,952
Tongling Nonferrous Metals Group Co. Ltd. #	504,300	293,197
Western Mining Co. Ltd. #	126,800	272,500
Youngy Co. Ltd. # *	15,000	267,377
Yunnan Copper Co. Ltd. #	80,100	140,771
Yunnan Tin Co. Ltd. # *	72,300	237,203
Zhejiang Huayou Cobalt Co. Ltd. #	71,554	1,092,125
		7,536,035
	Number of Shares	Value
Germany: 1.0%
Aurubis AG #	2,393	$286,515
Hong Kong: 0.3%
MMG Ltd. # *	208,000	82,657
Japan: 3.7%
Mitsubishi Materials Corp. #	6,600	115,819
Sumitomo Metal Mining Co. Ltd. #	18,100	919,769
		1,035,588
Jersey, Channel Islands: 8.2%
Glencore Plc #	343,893	2,242,721
Liechtenstein: 2.3%
Antofagasta Plc (GBP) #	29,238	636,762
Mexico: 6.9%
Grupo Mexico SAB de CV	236,800	1,413,058
Southern Copper Corp. (USD)	6,466	490,769
		1,903,827
Poland: 1.3%
KGHM Polska Miedz SA #	8,821	361,203
Russia: 0.0%
MMC Norilsk Nickel PJSC (ADR)	44,052	441
South Africa: 7.6%
Anglo American Platinum Ltd.	4,237	581,805
Impala Platinum Holdings Ltd. #	45,795	704,890
Northam Platinum Holdings Ltd. # *	13,270	196,843
Sibanye Stillwater Ltd. (ADR)	39,807	646,067
		2,129,605
Sweden: 3.6%
Boliden AB #	19,551	995,038
United States: 16.1%
Albemarle Corp.	7,209	1,594,270
Freeport-McMoRan, Inc.	45,264	2,251,432
Livent Corp. *	8,484	221,178
MP Materials Corp. *	6,480	371,563
		4,438,443
Zambia: 4.1%
First Quantum Minerals Ltd. (CAD)	32,587	1,129,150
Total Common Stocks (Cost: $26,441,775)		27,676,556
Total Investments: 100.0% (Cost: $26,441,775)		27,676,556
Other assets less liabilities: 0.0%		4,883
NET ASSETS: 100.0%		$27,681,439

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
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VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,253,166 which represents 58.7% of net assets.
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Copper	23.9%	$6,620,705
Distillers & Vintners	1.1	313,847
Diversified Metals & Mining	56.5	15,636,513
Forest Products	1.6	432,527
Precious Metals & Minerals	7.6	2,129,606
Specialty Chemicals	9.3	2,543,358
	100.0%	$27,676,556
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